Label	Element	Value
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000836487_SupplementTextBlock

Summary Prospectus and
Prospectus Supplement

April 3, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 3, 2018 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated May 1, 2017

Active International Allocation Portfolio
(the "Fund")

On March 23, 2018, Fund shareholders approved amendments to the Fund's investment objective and principal investment strategies that include the following:

Risk/Return [Heading]	rr_RiskReturnHeading	ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	New investment objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Strategy [Heading]	rr_StrategyHeading	The Fund's principal investment strategies have changed to the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser, Morgan Stanley Investment Management Inc., and/or the Sub-Adviser, Morgan Stanley Investment Management Company, actively select among developed and emerging countries applying its investment process to determine a country's future economic growth and equity return potential. The Adviser and/or the Sub-Adviser utilize a proprietary top-down framework to quantitatively and qualitatively rank countries relative to one another and relative to their own history. The Adviser's and/or the Sub-Adviser's approach combines a top-down country process with sector allocation and bottom-up stock selection. Under normal market conditions, the Fund invests at least 40% of its total assets in the securities of issuers located outside of the United States.

The Adviser and/or the Sub-Adviser analyze the global economic environment and each country's fundamentals and actively allocate the Fund's assets among countries and sectors located throughout the world (the investment universe is developed markets, including the United States, and emerging markets, including frontier markets). Investment decisions may be implemented through sector, industry and stock-specific allocations within and across markets that best capture the top-down view. Country and sector weightings are based on relative economic, political and social fundamentals, stock valuations and investor sentiment and are a function of the Adviser's and/or the Sub-Adviser's conviction levels, the size of the economy and liquidity. The investment process considers analysis of sustainability with respect to financial strength, environmental and social factors and governance (also referred to as ESG).

Investments are based on fundamental analysis in an effort to identify those equities that stand to benefit most from the Adviser's and/or the Sub-Adviser's current and prospective macro views and that are likely to experience attractive earnings growth prospects as a result of exposure and gearing to those top-down conditions. Investment decisions are implemented by equity positions in sectors, industries, customized baskets and/or individual stocks. The equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Adviser and/or the Sub-Adviser generally consider selling a portfolio holding when they determine that the position no longer satisfies their investment criteria.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

The Fund's portfolio turnover is expected to be approximately 50% over a 3-6 month period as a result of the strategy rebalance. The Adviser does not anticipate adverse tax consequences as a result of the Fund's portfolio turnover due to the Fund's estimated capital gains and/or losses and current capital loss carryforwards.

Please retain this supplement for future reference.